Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Cash Flows from Operating Activities:
Consolidated net income	$ 86	$ 63	$ 57
Net income attributable to non-controlling interests		1
Net income attributable to the Company	86	62	57
Adjustments to reconcile net cash from operating activities:
Depreciation	259	256	236
Amortization of intangibles	91	102	105
Non-cash interest expense	6	7	14
Debt extinguishment	94	35	64
Settlement of interest rate hedge			16
Stock compensation expense	21	15	16
Deferred income tax	26	(4)	22
Impairment of long-lived assets	2	7	6
Other non-cash items		(3)	(6)
Changes in operating assets and liabilities:
Accounts receivable, net	46	5	3
Inventories	74	19	(43)
Prepaid expenses and other assets	(8)	(1)	15
Accounts payable and other liabilities	(60)	30	(41)
Net cash from operating activities	637	530	464
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(180)	(215)	(239)
Proceeds from sale of assets	18	19	18
Acquisitions of business, net of cash acquired	(3)	(226)	(24)
Net cash from investing activities	(165)	(422)	(245)
Cash Flows from Financing Activities:
Proceeds from long-term borrowings	693	1,627	1,391
Repayment of long-term borrowings	(951)	(1,687)	(1,978)
Proceeds from issuance of common stock	18	17	27
Payment of tax receivable agreement	(39)	(32)	(5)
Proceeds from initial public offering			438
Repayment of notes receivable			2
Debt financing costs	(86)	(44)	(39)
Net cash from financing activities	(365)	(119)	$ (164)
Effect of currency translation on cash	(8)	(2)
Net change in cash and cash equivalents	99	(13)	$ 55
Cash and cash equivalents at beginning of period	129	142	87
Cash and cash equivalents at end of period	$ 228	$ 129	$ 142